SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
NOTE 11 - SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10), our company has analyzed its operations subsequent to June 30, 2017 to the date these financial statements were issued, and has determined that, except as set forth below, it does not have any material subsequent events to disclose in these financial statements.

Stock Purchase Agreement – 1847 Fitness

On July 7, 2017, 1847 Fitness, Inc. (“1847 Fitness”), a newly-formed subsidiary of our company, entered into a stock purchase agreement with Central Florida Health Clubs, LLC d/b/a Gold’s Gym Orlando, a Florida limited liability company, CLFL, LLC d/b/a Gold’s Gym Clermont, a Florida limited liability company, MTDR LLC d/b/a Gold’s Gym Mt. Dora, a Florida limited liability company, SCFL, LLC d/b/a Gold’s Gym St. Cloud, a Florida limited liability company (collectively, the “Companies”), and the sellers set forth in Exhibit A to the a stock purchase agreement, pursuant to which 1847 Fitness will acquire all of the issued and outstanding equity interests in the Companies for an aggregate purchase price of: (i) $14,000,000 in cash (subject to adjustment as described below); (ii) the Gross-Up Amount (as defined below); (iii) 135 shares of the common stock, $0.001 par value, of 1847 Fitness (the “Shares”), constituting 13.5% of the capital stock of 1847 Fitness; and (iv) the issuance of promissory notes in the aggregate principal amount of $1,000,000, in the form and upon such terms as are mutually agreed upon by the parties before the closing date. The “Gross-Up Amount” means the amount the cash portion of the purchase price will be increased, up to a maximum of $238,000, if, subsequent to the date of the stock purchase agreement and prior to the closing date, any seller who receives Shares determines that he or it will incur a federal tax liability resulting from the receipt of Shares as a portion of the purchase price.

The cash portion of the purchase price is subject to a post-closing working capital adjustment provision. Under this provision, the cash portion of the purchase price will be adjusted upward if the working capital reflected in the final certified balance sheet of the Companies as of a date on or about the closing date exceeds the working capital reflected in the preliminary balance sheet of the Companies. The cash portion of the purchase price will be adjusted downward if the working capital reflected in the final certified balance sheet of the Companies as of a date on or about the closing date is less than the working capital reflected in the preliminary balance sheet of the Companies. In each case, the working capital adjustment will be calculated in accordance with the working capital details specified in the stock purchase agreement.

The stock purchase agreement contains customary representations, warranties and covenants, including a covenant that the sellers will not compete with the business of Companies for a period of three (3) years following closing. The stock purchase agreement also contains mutual indemnification for breaches of representations or warranties and failure to perform covenants or obligations contained in the stock purchase agreement. In the case of the indemnification provided by the sellers with respect to breaches of certain non-fundamental representations and warranties, the sellers will only become liable for indemnified losses if the amount exceeds $150,000, whereupon they will be liable for all losses relating back to the first dollar. Furthermore, the liability of the sellers for breaches of certain non-fundamental representations and warranties shall not exceed the purchase price payable under the stock purchase agreement.

The closing of the stock purchase agreement is subject to customary closing conditions, including, without limitation: (1) the completion of business, accounting and legal due diligence investigations; the receipt of all authorizations, consents and approvals of all governmental authorities or agencies; (2) the receipt of any required consents of any third parties; the release of any security interests; and (3) delivery of all documents required for the transfer of shares of the Companies to 1847 Fitness.

Stock Purchase Agreement – 1847 Wood

On July 17, 2017, 1847 Wood, Inc., or 1847 Wood, a newly-formed subsidiary of our company, entered into a stock purchase agreement with Wood Air Conditioning, Inc., or WAC, a Texas corporation, and To The Top, Inc., a Texas corporation, pursuant to which 1847 Wood agreed to acquire all of the issued and outstanding equity interests in WAC for an aggregate purchase price of $6,532,140 consisting of: (i) $5,250,000 in cash (subject to adjustment as described below); and (ii) the issuance of a promissory note in the aggregate principal amount of $1,282,140, in the form and upon such terms as are mutually agreed upon by the parties before the closing date.

The purchase price is subject to a post-closing working capital adjustment provision. Under this provision, the cash portion of the purchase price will be adjusted upward if the working capital reflected in the final certified balance sheet of WAC as of closing date prepared by 1847 Wood exceeds the working capital reflected in the preliminary balance sheet of WAC that that was prepared by the Seller. If the working capital reflected in the final certified balance sheet of WAC as of the closing date is less than the working capital reflected in the preliminary balance sheet of WAC, the promissory note will be offset by such excess amount.

If WAC’s earnings before (i) interest expense, (ii) tax expense, (iii) depreciation and amortization expense, and (iv) stock based compensation expense for the full twelve calendar months immediately prior to the closing is equal to or greater than $1,224,776, or equal to or less than $2,041,294, there will be no adjustment to the purchase price. If such amount is determined to be less than $1,224,776, then 1847 Wood may terminate the stock purchase agreement, and if such amount is determined to be greater than $2,041,294, then the Seller may terminate the stock purchase agreement, in each case by written notice within 10 days after such determination.

The stock purchase agreement contains customary representations, warranties and covenants, including a covenant that the Seller will not compete with the business WAC for a period beginning on the closing date and ending upon the earlier to occur of (i) three years, and (ii) the date of the 1847 Wood’s monetary default under the promissory note (after the expiration of any notice and cure period). The stock purchase agreement also contains mutual indemnification for breaches of representations or warranties and failure to perform covenants or obligations contained in the stock purchase agreement. In the case of the indemnification provided by the Seller with respect to breaches of certain non-fundamental representations and warranties, the Seller will only become liable for indemnified losses if the amount exceeds $100,000, provided, however, that any losses payable by the Seller to 1847 Wood shall first be offset against the promissory note prior to the Seller having any obligation to make any payments to 1847 Wood. Furthermore, the liability of the Seller for breaches of certain non-fundamental representations and warranties shall not exceed the purchase price payable under the stock purchase agreement.

The closing of the stock purchase agreement will be subject to customary closing conditions, including, without limitation, the completion of business, accounting and legal due diligence investigations; 1847 Wood obtaining the financing it requires to complete the acquisition, the receipt of all authorizations, consents and approvals of all governmental authorities or agencies; the receipt of any required consents of any third parties; the release of any security interests; and delivery of all documents required for the transfer of shares of WAC to 1847 Wood.

In accordance with SFAS 165 (ASC 855-10) the Company has analyzed its operations subsequent to December 31, 2016 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements other than those specified below.

Stock Purchase Agreement

On March 3, 2017, our wholly-owned subsidiary 1847 Neese Inc., or 1847 Neese entered into a stock purchase agreement with Neese, and Alan Neese and Katherine Neese, pursuant to which 1847 Neese acquired all of the issued and outstanding capital stock of Neese, which we refer to as the Neese acquisition, for an aggregate purchase price of (i) $2,225,000 in cash (subject to certain adjustments), (ii) 450 shares of the common stock of 1847 Neese, constituting 45% of its capital stock, which we refer to as the purchase price shares, (iii) the issuance of a vesting promissory note in the principal amount of $1,875,000, and (iv) the issuance of a short term promissory note in the principal amount of $1,025,000.

The cash portion of the purchase price will be adjusted upward if Neese’s final certified balance sheet, as of a date on or about the closing date does not reflect a cash balance of at least $200,000. In the event of such a deficiency, the sellers are required to pay 1847 Neese an amount in cash equal to the deficiency.